COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
MG Cleaners Llc [Member]
Operating Leases, Rent Expense, Net	$ 14,830	$ 18,503	$ 49,332	$ 48,286